Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Revenues and adjusted segment income by reportable segment

	Retail	PAG Investments	Total
Revenues
2011	$11,384,090	$—	$11,384,090
2010	10,194,596	—	10,194,596
2009	8,969,523	—	8,969,523
Floor plan interest expense
2011	$27,774	$—	$27,774
2010	33,336	—	33,336
2009	33,931	—	33,931
Other interest expense
2011	$44,619	$—	$44,619
2010	48,903	—	48,903
2009	55,085	—	55,085
Debt discount amortization
2011	$1,718	$—	$1,718
2010	8,637	—	8,637
2009	13,043	—	13,043
Depreciation
2011	$48,648	$—	$48,648
2010	46,071	—	46,071
2009	51,338	—	51,338
Equity in earnings of affiliates
2011	$2,196	$23,255	$25,451
2010	2,577	17,992	20,569
2009	2,617	11,191	13,808
Adjusted segment income
2011	$224,220	$23,255	$247,475
2010	167,519	17,992	185,511
2009	100,581	11,191	111,772

Reconciliation of total adjusted segment income to consolidated income from continuing operations before income taxes

	Year Ended December 31,
	2011	2010	2009
Adjusted segment income	$247,475	$185,511	$111,772
Gain on debt repurchase	—	1,634	10,429

Income (loss) from continuing operations before income taxes	$247,475	$187,145	$122,201

Total assets, equity method investments, and capital expenditures by reporting segment

	Retail	PAG Investments	Total
Total assets
2011	$4,253,570	$248,729	$4,502,299
2010	3,833,530	236,302	4,069,832
Equity method investments
2011	$49,911	$248,729	$298,640
2010	52,104	236,302	288,406
Capital expenditures
2011	$132,779	$—	$132,779
2010	75,667	—	75,667
2009	88,840	—	88,840

Table presents certain data by geographic area

	Year Ended December 31,
	2011	2010	2009
Sales to external customers:
U.S.	$7,243,649	$6,407,321	$5,503,857
Foreign	4,140,441	3,787,275	3,465,666

Total sales to external customers	$11,384,090	$10,194,596	$8,969,523

Long-lived assets, net:
U.S.	$844,846	$737,882
Foreign	323,958	279,736

Total long-lived assets	$1,168,804	$1,017,618